CONCENTRATIONS (Details) $ in Millions	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2023 CNY (¥)
China
CONCENTRATIONS
Cash was on deposit at financial institutions	¥ 101,200,000		$ 14.3		¥ 45,500,000
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	96,800,000		13.6		40,000,000.0
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions	154,600,000		21.8		240,300,000
Maximum insured bank deposit | $				$ 500,000
Unprotected cash held in banks	¥ 152,900,000		$ 21.5		¥ 238,800,000
China National Petroleum Corporation | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	56.00%	41.00%
China National Petroleum Corporation | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	34.00%	43.00%
SINOPEC | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	19.00%	31.00%
SINOPEC | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	14.00%	18.00%
CNOOC | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	15.00%
CNOOC | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	21.00%
Another Customer | Customer One | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage		14.00%
Another Customer | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	10.00%	10.00%
Another Customer | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	30.00%